COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES.
Schedule of Future Minimum Lease Payments

The Company and its subsidiaries have entered into non-cancelable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as of December 31, 2014 are as follows:

Year ending December 31,	(RMB)
2015	34,332,978
2016	25,046,261
2017	15,625,421
2018	3,997,099
2019	943,261
79,945,020